Cash Flow Information	12 Months Ended
Jun. 30, 2023
Cash Flow Information
Cash Flow Information

25.Cash Flow Information

a)Net debt reconciliation

This section sets out an analysis of net debt and the movements in net debt for each of the periods presented.

	June 30,
Net debt	2023	2022

	(In thousands of US Dollars)
Cash and cash equivalents	2,060	423
Borrowings	(26,946)	(15,632)
Lease liabilities	(54)	(93)
Net debt	(24,940)	(15,302)

b)Net debt movements:

	Liabilities from financing activities
	Borrowings	Leases

	(In thousands of US Dollars)
Net debt as of July 1, 2022	(15,632)	(93)
Proceeds from loan	(11,138)	—
Capital contribution (excluding tax impact)	1,517	—
Fixed payments	—	43
Interest expense	(2,461)	(6)
Foreign exchange differences	767	3
Net debt as of June 30, 2023	(26,946)	(54)
Net debt as of July 1, 2021	(15,431)	(137)
Proceeds from loan from related party	(1,838)	—
Capital contribution (excluding tax impact)	2,315	—
Fixed payments	—	46
Interest expense	(2,109)	(10)
Foreign exchange differences	1,431	8
Net debt as of June 30, 2022	(15,632)	(93)

c)Non-cash investing and financing activities

Non-cash investing and financing activities disclosed in other notes are:

●	Right -of-use assets — See Note 14 — Right -of-use assets
●	Grant of MEP shares — See Note 18 — Reserves
●	Derivative financial instrument — See Note 11 — Borrowings
●	50% stake in SiliconAurora Pty Ltd — See Note12(b)(ii) Joint venture